[MASSMUTUAL LETTERHEAD APPEARS HERE]

May 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Life Separate Account I
(Variable Life Plus (VLP) Segment)
Registration Statement No. 033-23126 to Post-Effective Amendment No. 14

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and Massachusetts Mutual Variable Life Separate Account I - Variable Life Plus (VLP) (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in Post-Effective Amendment Number 14 to the Form S-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 26, 2002.

Sincerely,

/s/ Holly Sena, Esq.

Holly Sena
Counsel
Massachusetts Mutual Life Insurance Company

HS/ss